August 2, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pre-Effective Amendment No. 3 to the Registration Statement filed on Form N-2 under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) for FNEX
Ventures (the “Trust”) (File Nos. 333-226250 and 811-23363)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of FNEX Ventures (the “Trust”), please find Pre-Effective Amendment No. 3 to the Trust’s Registration Statement under the Securities Act and the 1940 Act. Please note that we intend to file another pre-effective amendment to include the seed audit and request effectiveness under Rule 461 of the Securities Act of 1933 before August 29, 2019.1

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively

John H. Lively

1 The Trust filed its initial registration statement on July 19, 2018 and received comments on August 17, 2018. The Trust responded to those comments and filed pre-effective amendment No. 1 to the registration statement on October 5, 2018. The Trust received additional comments on April 11, 2019 and filed pre-effective amendment No. 2 to the registration statement on April 26, 2019. The Trust then received the most recent round of comments on July 2, 2019.